MidWest@Work AN INVESTMENT STRATEGY FOR THE MIDWEST AFL-CIO Housing Investment Trust Status Update Winter 2018-19

MidWest@Work Footprint

AFL-CIO HOUSING INVESTMENT TRUST

MidWest@Work Strategy

Winter 2018-19 Status Update

OVERVIEW

The AFL-CIO Housing Investment Trust (HIT) and its subsidiary Building America CDE, Inc. (Building America) have invested $614 million invested in 30 projects under the MidWest@Work Strategy, representing over 55% of the strategy’s $1.1 billion investment target in less than three years. The HIT has invested $596.4 million in 28 projects and Building America has provided $17.5 million in New Markets Tax Credits (NMTCs) to two projects since the strategy’s inception in early 2016 through December 2018. With nearly $1.3 billion in total development investment, the strategy has built or preserved close to 4,200 housing units, and created an estimated 5,470 union construction jobs and over 450 permanent jobs.

The HIT pledged to focus its investing efforts primarily in nine cities – Detroit, St. Louis, Buffalo, Pittsburgh, Cleveland, Columbus, Milwaukee, Saint Paul, and Minneapolis – and other Midwest communities, and is implementing specific investment initiatives to address local economic development and revitalization needs. To date, investments have been made in six of the nine core markets: Detroit; St. Louis; Buffalo; Cleveland; Saint Paul; and Minneapolis; as well as in Chicago, IL, Rolla, MO, Rochester, MN, and Duluth, MN. Working with selected developers, mortgage bankers, and housing finance agencies, and continuing to broaden outreach to other market participants to identify additional projects, the HIT and Building America have built a solid pipeline of projects for 2019 and beyond.

A key part of MidWest@Work is connecting the investments with the broader economic revitalization of Midwestern cities, as it incorporates pre-apprenticeship training, single family home repair, and links with the creation of manufacturing and other permanent jobs, when possible, through investments by Building America.

IMPACT OF MIDWEST@WORK STRATEGY

$2.3B  total economic benefits

13,300  total jobs across industries in communities where projects are located

11.0M  hours of union construction work; 5,470 jobs

$857M  wages & benefits, $370M for union construction workers

4,190  housing units with 61% affordable or workforce housing

$246M  total tax revenue, with $92M for state & local governments

Economic Impact Data: Jobs, hours of construction work and economic benefits in this report are estimates calculated by the HIT using an IMPLAN input-output model developed by Pinnacle Economics and based on project data from the HIT and its subsidiary Building America. 2016-December 2018. In 2017 dollars.

MIDWEST@WORK PROJECTS THROUGH DECEMBER 31, 2018

Project Name	City, State	Total Units	Affordable Units	Union Construction Hours	HIT/Building America Investment	Total Development Investment
Zvago Cooperative at Glen Lake	Minnetonka, MN	54	0	167,600	$14,821,600	$18,981,774
Paul G. Stewart Apartments III	Chicago, IL	180	180	288,000	$16,296,000	$31,426,808
Detroit Home Repair Program I	Detroit, MI	4	4	8,500	$246,000	$430,490
Rolla Apartments	Rolla, MO	150	150	208,300	$5,188,300	$21,700,000
District Flats at Miller Hill	Duluth, MN	72	0	126,200	$11,213,000	$14,036,105
West Town Housing Preservation	Chicago, IL	318	318	1,088,900	$60,404,300	$121,182,660
Detroit Home Repair II	Detroit, MI	5	5	13,700	$660,114	$694,857
Detroit Manufacturing Systems*	Detroit, MI & Toledo, OH	0	0	0	$8,500,000	$36,928,000
Union Flats	St. Paul, MN	217	217	615,800	$30,630,000	$68,476,863
1500 Nicollet	Minneapolis, MN	183	183	539,200	$34,120,000	$61,736,138
The Fountains of Ellisville	Ellisville, MO	229	0	174,800	$17,517,500	$18,213,929
Covenant Place II	St. Louis, MO	102	102	234,900	$6,687,100	$24,471,938
Lathrop Homes Phase IA	Chicago, IL	414	414	1,580,200	$22,000,000	$175,865,785
30 East Adams Apartments	Chicago, IL	176	0	447,100	$44,685,300	$49,755,134
Pioneer Apartments	St. Paul, MN	143	143	403,700	$14,475,000	$48,739,737
Fontaine Towers	Rochester, MN	151	151	120,200	$20,000,000	$28,856,304
Green on Fourth Apartments	Minneapolis, MN	243	66	505,100	$42,654,700	$56,169,929
The Heights at Manhasset Mortgage Increase	Richmond Heights, MO	0	0	16,000	$1,670,000	$1,670,000
Zvago Cooperative at St. Anthony Park	St. Paul, MN	49	0	165,200	$14,577,500	$18,185,346
Northland Central*	Buffalo, NY	0	0	1,020,500	$9,000,000	$110,590,381
Elevate at Southwest Station	Eden Prairie, MN	222	45	541,000	$49,500,000	$63,510,988
Zvago Cooperative at Central Village	Apple Valley, MN	58	0	164,000	$15,815,400	$19,680,017
The Chamberlain	Richfield, MN	316	64	420,600	$48,277,000	$62,509,690
Riverdale Station ((East)	Coon Rapids, MN	180	0	325,700	$28,350,000	$38,273,494
Riverdale Station ((West)	Coon Rapids, MN	71	55	138,700	$6,925,000	$17,489,676
Project 29 (Church + State)	Cleveland, OH	158	0	459,200	$39,000,000	$54,834,231
Montclare Sr. Residences -Calumet	Chicago, IL	134	101	464,000	$9,200,000	$32,721,472
Montclare Sr. Residences -Englewood	Chicago, IL	102	102	352,200	$2,300,000	$25,397,680
Mark Twain SRO Apartments	Chicago, IL	148	148	185,700	$27,278,700	$39,905,499
Lake Street Housing	Minneapolis, MN	111	111	221,400	$11,890,000	$27,554,885
Total – 30 projects		4,190	2,559	10,996,400	$613,882,514	$1,289,989,810

*Projects receiving New Markets Tax Credits from HIT subsidiary Building America

Economic Impact Data: Jobs, hours of construction work and economic benefits in this report are estimates calculated by the HIT using an IMPLAN input-output model developed by Pinnacle Economics and based on project data from the HIT and its subsidiary Building America. 2016-December 2018. In 2017 dollars.

RECENT MIDWEST PROJECT HIGHLIGHTS

Project 29 (Church + State)

158 units - $39.0M HIT - $54.8M TDC – 228 jobs

Project 29 (Church + State), Cleveland, OH

•         $54.8 million new construction of a 158-unit
market-rate apartment complex, which will include
two residential towers, parking, and commercial
space.

•         First HIT investment in Ohio since 2012.

•         HIT committed to purchase $39.0 million Ginnie
Mae construction loan certificates and a permanent
loan certificate.

•         Creating an estimated 459,200 hours of union
construction work (228 jobs).

Mark Twain SRO, Chicago, IL

Mark Twain SRO

148 units - $27.3M HIT - $39.9 TDC – 93 jobs

•         $39.9 million substantial rehabilitation of an
affordable 148-unit SRO (single room occupancy)
mid-rise tower, built as a hotel in 1932. The
renovated property will include two elevators.

•         HIT commited to purchase of a total of $27.3
million Ginnie Mae construction loan certificates
and permanent loan certificates.

•         Creating an estimated 185,700 hours of union
construction work (93 jobs).

The Chamberlain

316 units - $48.3M HIT - $62.5M TDC – 209 jobs

The Chamberlain, Richfield, MN

•         $62.5 million new construction and substantial
rehabilitation of a 316-unit mixed-income
apartment complex. Three new buildings are being
constructed adjacent to three existing buildings that
are being renovated. 20% of the units will be
affordable.

•         HIT committed to purchase $48.3 million Ginnie
Mae construction loan certificates and a permanent
loan certificate.

•         Creating an estimated 420,600 hours of union construction work (209 jobs).

Lake Street Housing, Minneapolis, MN

Lake Street Housing

111 units - $11.9M HIT - $27.6M TDC – 111 jobs

•         $27.6 million new construction of a 111-unit, 100%
affordable transit-oriented development with green
features.

•         HIT committed to purchase $11.9 million Ginnie
Mae construction loan certificates and a permanent
loan certificate.

•         Creating an estimated 221,400 hours of union
construction work (111 jobs).

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

AFL-CIO HOUSING INVESTMENT TRUST

2401 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20037

(202) 331-8055

www.aflcio-hit.com